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Invesco AAA CLO Floating Rate Note ETF
Invesco AAA CLO Floating Rate Note ETF

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 27, 2023, TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED

NOVEMBER 30, 2022, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco AAA CLO Floating Rate Note ETF (ICLO)
(the “Fund”)

Effective June 28, 2023, Invesco Capital Management LLC has agreed to waive 100% of the management fees it is entitled to receive from the Fund through December 31, 2023. Accordingly, effective June 28, 2023, the Fund’s Prospectus and SAI are revised as described below:

●	The following replaces the corresponding disclosure in the “Fund Fees and Expenses” section of the Fund’s Summary Prospectus and the “Summary Information—Fund Fees and Expenses” section of the Fund’s Statutory Prospectus:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco AAA CLO Floating Rate Note ETF Invesco AAA CLO Floating Rate Note ETF
Management Fees	0.26%	[1]
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.26%
[1]	Effective June 28, 2023, Invesco Capital Management LLC (the “Adviser”) has agreed to waive 100% of its management fee for the Fund through December 31, 2023.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.